The Company, basis of presentation and significant accounting policies	12 Months Ended
Dec. 31, 2018
The Company, basis of presentation and significant accounting policies
The Company, basis of presentation and significant accounting policies

1. The Company, basis of presentation and significant accounting policies

The Company

Fresenius Medical Care AG & Co. KGaA (“FMC-AG & Co. KGaA” or the “Company”), a German partnership limited by shares (Kommanditgesellschaft auf Aktien) registered in the commercial registry of Hof an der Saale under HRB 4019, with its business address at Else-Kröner-Str. 1, 61352 Bad Homburg v. d. Höhe, is the world’s largest kidney dialysis company, based on publicly reported sales and number of patients treated. The Company provides dialysis treatment and related dialysis care services to persons who suffer from end-stage renal disease (“ESRD”), as well as other health care services. The Company also develops and manufactures a wide variety of health care products, which includes dialysis and non-dialysis products. The Company’s dialysis products include hemodialysis machines, peritoneal cyclers, dialyzers, peritoneal solutions, hemodialysis concentrates, solutions and granulates, bloodlines, renal pharmaceuticals and systems for water treatment. The Company’s non-dialysis products include acute cardiopulmonary and apheresis products. The Company supplies dialysis clinics it owns, operates or manages with a broad range of products and also sells dialysis products to other dialysis service providers. The Company describes certain of its other health care services as “Care Coordination.” Care Coordination currently includes, but is not limited to, the coordinated delivery of pharmacy services, vascular, cardiovascular and endovascular specialty services as well as ambulatory surgery center services, physician nephrology and cardiology services, health plan services, urgent care services and ambulant treatment services. Until June 28, 2018, Care Coordination also included the coordinated delivery of emergency, intensivist and hospitalist physician services as well as transitional care which the Company refers to as “hospital related physician services.” All of these Care Coordination services together with dialysis care and related services represent the Company’s health care services.

In these notes, “FMC-AG & Co. KGaA,” the “Company” or the “Group” refers to the Company or the Company and its subsidiaries on a consolidated basis, as the context requires. “Fresenius SE” and “Fresenius SE & Co. KGaA” refer to Fresenius SE & Co. KGaA. “Management AG” and the “General Partner” refer to Fresenius Medical Care Management AG which is FMC-AG & Co. KGaA’s general partner and is wholly owned by Fresenius SE. “Management Board” refers to the members of the management board of Management AG and, except as otherwise specified, “Supervisory Board” refers to the supervisory board of FMC-AG & Co. KGaA. The term “North America Segment” refers to the North America operating segment, the term “EMEA Segment” refers to the Europe, Middle East and Africa operating segment, the term “Asia-Pacific Segment” refers to the Asia-Pacific operating segment, and the term “Latin America Segment” refers to the Latin America operating segment. For further discussion of the Company’s operating segments, see note 26.

Basis of presentation

As of January 1, 2017, the consolidated financial statements and other financial information included in the Company’s quarterly reports on Form 6-K and the Annual Reports on Form 20-F are prepared solely in accordance with IFRS as issued by the International Accounting Standards Board (“IASB”), using the euro as the Company’s reporting currency. At December 31, 2018, there were no International Financial Reporting Standards (“IFRS”) or International Financial Reporting Interpretations Committee (“IFRIC”) interpretations as endorsed by the European Union relevant for reporting that differed from IFRS as issued by the IASB.

The Company is included in the IFRS consolidated financial statements of Fresenius SE & Co. KGaA, Bad Homburg v. d. Höhe, pursuant to Section 315e of the German Commercial Code (“HGB”), published in the Federal Gazette and drawn up for the smallest circle of companies. The consolidated financial statements for the largest circle of companies are drawn up by Fresenius Management SE, Bad Homburg v. d. Höhe, and also published in the Federal Gazette.

The preparation of consolidated financial statements in conformity with IFRS requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Such financial statements reflect all adjustments that, in the opinion of management, are necessary for a fair presentation of the results of the periods presented. All such adjustments are of a normal recurring nature. Estimates and underlying assumptions are reviewed on an ongoing basis. Revisions to accounting estimates are recognized in the period in which the estimates are revised and in all future periods affected.

In order to improve clarity of presentation, various items are aggregated in the consolidated balance sheets and consolidated statements of income. These items are analyzed separately in the notes where this provides useful information to the users of the consolidated financial statements.

The consolidated balance sheets contain all information required to be disclosed by IAS 1 (Presentation of Financial Statements) and are in accordance with Accounting Interpretation 1 (“AIC 1”, Balance Sheet Classification according to current/ non-current Distinction in compliance with IAS 1) classified on the basis of the liquidity of assets and liabilities following the consolidated balance sheets. The consolidated statements of income are classified using the cost-of-sales accounting format.

Starting on July 1, 2018, the Company’s subsidiaries in Argentina applied IAS 29, Financial Reporting in Hyperinflationary Economies, due to the inflation in Argentina. Pursuant to IAS 29, the Company recorded a loss on its net monetary position of €12,297 for the year ended December 31, 2018. While IAS 29 requires that comparative financial statements be restated in the current measuring unit as of the reporting date, the Company’s presentation currency is not hyperinflationary and therefore IAS 21, The Effects of Changes in Foreign Exchange Rates, requires the comparative amounts to be disclosed as current year amounts in the prior year financial statements. The Company did not restate the prior year statement of comprehensive income and consolidated balance sheet, but recorded €34,616 as an adjustment to equity as of December 31, 2017. The Company calculated the loss and the adjustment to prior year equity with the use of the Consumer Price Index (Índice de precios al consumidor) as published by the Argentine Statistics and Census Institute for year ended December 31, 2018, which lists the level at 184 index points, a 48% increase since January 1, 2018.

As a result of the implementation of IFRS 15, Revenue from Contracts with Customers (“IFRS 15”) and IFRS 9, Financial Instruments (“IFRS 9”), the Company has updated its accounting policies accordingly. Please refer to note 1 x) below for further details on the updated policies.

Finance lease receivables in the amount of €58,336 in the prior years’ comparative consolidated financial statements have been reclassified from other currents assets to trade accounts and other receivables to conform to the current year’s presentation.

The IFRIC issued an agenda decision in September 2017 relating to the applicability of IAS 12, Income Taxes (“IAS 12”) to the accounting for interest and penalties related to income taxes. The IFRIC observed in the agenda decision that entities do not have an accounting policy choice between applying IAS 12 and applying IAS 37, Provisions, contingent liabilities and contingent assets (“IAS 37”), to interest and penalties. In September 2018 the Accounting Standards Committee of Germany (ASCG) approved an interpretation regarding the accounting for interest and penalties related to German income taxes. As a result, the Company restated the consolidated financial statements. The effects identified on the Group financial positions are as follows: an increase of interest expense of €19,012 and €18,301, an increase of interest income of €8,078 and €21,262 and a decrease of income tax expense of €10,934 and €2,961 for 2017 and 2016, respectively, an increase of non-current provisions and other non-current liabilities of €29,027, an increase of other non-current assets of €87, a decrease of income tax payable non-current portion of €28,940, an increase of current provisions and other current liabilities of €14,970, and a decrease of income tax payable current portion of €14,970 as of December 31, 2017.

In 2018, the Company divested its controlling interest in Sound Inpatient Physicians, Inc. (“Sound”) (see note 4 c) for more information). The related gain is shown in a separate line on the consolidated statements of income in the line item “(Gain) loss related to divestitures of Care Coordination activities.” To conform to the current presentation on the consolidated statements of income for 2017, the costs of revenue for health care services was reduced for a loss of €14,534 and selling general and administrative expenses was increased for a gain of €40,297. The net effect of this shift in line items was a gain of €25,763 shown in “(Gain) loss related to divestitures for Care Coordination.” To conform to the current presentation on the consolidated statements of income for 2016, a gain of €13,543 that was previously in selling, general and administrative expenses is now presented separately in the new line item on the consolidated statements of income.

At February 19, 2019, the Management Board authorized the consolidated financial statements for issue and passed it through to the Supervisory Board for review and authorization.

Significant accounting policies

a) Principles of consolidation and composition of the group

The financial statements of consolidated entities have been prepared using uniform accounting methods in accordance with IFRS 10, Consolidated Financial Statements (“IFRS 10”). The acquisitions of companies are accounted for under the purchase method.

Besides FMC-AG & Co. KGaA, the consolidated financial statements include all material subsidiaries according to IFRS 10 and IFRS 11, Joint Arrangements (“IFRS 11”), over which the Company has control. FMC-AG & Co. KGaA controls an entity if it has power over the entity through existing rights that give the Company the current ability to direct the activities that significantly affect the Company’s return. In addition, the Company is exposed to, or has rights to, variable returns from the involvement with the entity and the Company has the ability to use its power over the entity to affect the amount of the Company’s return.

The equity method is applied in accordance with IAS 28, Investments in Associates and Joint Ventures (“IAS 28”). Generally, equity method investees are entities in which FMC-AG & Co. KGaA, directly or indirectly, holds 50% or less of the voting power and can exercise significant influence over their financial and operating policies.

The disclosure of business acquisitions is performed according to IFRS 3, Business Combinations (“IFRS 3”) by offsetting investments in subsidiaries against the underlying revaluated equity at the date of acquisition. The identifiable assets and liabilities of subsidiaries as well as the noncontrolling interests are recognized at their fair values. Any remaining debit balance is recognized as goodwill and is tested at least once a year for impairment. Any excess of the net fair value of identifiable assets and liabilities over cost still existing after reassessing the purchase price allocation is recognized immediately in profit or loss.

All significant intercompany revenues, expenses, income, receivables and payables are eliminated. Profits and losses on items of property, plant and equipment and inventory acquired from other group entities are also eliminated.

Deferred tax assets and liabilities are recognized on temporary differences resulting from consolidation procedures.

Noncontrolling interest (“NCI”) is the portion of equity in a subsidiary not attributable, directly or indirectly, to a parent and is recognized at its fair value at the date of first consolidation. Profits and losses attributable to the noncontrolling interests are separately disclosed in the consolidated statements of income.

The Company writes put options on NCI mainly for dialysis clinics in which nephrologists or nephrology groups own an equity interest. While in certain of the dialysis clinics the Company is generally the majority owner, other non-affiliated parties, such as groups of nephrologists or a single nephrologist, hold an NCI position. Generally, the put options associated with this business model are valid for an unlimited time. Accordingly, they do not constrain a long-term investment into a dialysis clinic by the NCI holder. The put options provide for settlement in cash. For these put options, IAS 32, Financial Instruments: Presentation (“IAS 32”) paragraph 23 requires the Company to recognize a liability for the present value of the exercise price of the option. The potential purchase price liability is recorded in other current provisions and other current liabilities and other non-current provisions and other non-current liabilities at fair value at the balance sheet date. The exercise price of the option is generally based on fair value which is approximated by a multiple of earnings, e.g. a multiple of the proportionate earnings before interest, taxes, depreciation and amortization of the dialysis clinic, and is therefore affected by the periodic changes in the profitability of such a clinic. The Company believes the accounting treatment of the change in fair value of the put liability under IFRS to this date has not been finally clarified. In the absence of an IFRS that specifically applies to the accounting for put options on NCI, the Company, in line with IAS 8, Accounting Policies, Changes in Accounting Estimates and Errors (“IAS 8”) paragraph 10, applied the present access method. According to the present access method, NCI are further recorded in equity as "noncontrolling interests". The initial recognition of the purchase price liability, as well as valuation differences, is recorded neutral to profit or loss by reclassification from equity (see note 1 g). This presentation results in information that is relevant to the economic decision-making needs of users and to provide reliable financial information as the Company sees these NCI with written put options as equity holders and accordingly attributes net income to NCI.

The consolidated financial statements for 2018 include FMC-AG & Co. KGaA as well as 2,036 companies. In 2018, 49 companies were accounted for by the equity method. Since beginning of 2018, 134 companies were first-time consolidations and 278 companies were deconsolidated.

The complete list of investments of FMC-AG & Co. KGaA will be submitted to the electronic Federal Gazette and the electronic companies register.

For 2018, the following fully consolidated German subsidiaries of the Company will apply the exemption provided in Section 264 (3) or Section 264b of the HGB and therefore will be exempt from applying certain legal requirements to prepare notes to the statutory standalone financial statements and a management report as well as the requirements of an independent audit and public disclosure.

Companies exempt from applying certain legal requirements

Name of the company	Registered office of the company

Ärztliches Versorgungszentrum Ludwigshafen GmbH im Lusanum	Ludwigshafen am Rhein, Germany
DiZ München Nephrocare GmbH	Munich, Germany
ET Software Developments GmbH	Sandhausen, Germany
Fresenius Medical Care Beteiligungsgesellschaft mbH	Bad Homburg v. d. Höhe, Germany
Fresenius Medical Care Deutschland GmbH	Bad Homburg v. d. Höhe, Germany
Fresenius Medical Care EMEA Management GmbH	Bad Homburg v. d. Höhe, Germany
Fresenius Medical Care Frankfurt am Main GmbH	Frankfurt am Main, Germany
Fresenius Medical Care GmbH	Bad Homburg v. d. Höhe, Germany
Fresenius Medical Care Investment GmbH	Bad Homburg v. d. Höhe, Germany
Fresenius Medical Care US Beteiligungsgesellschaft mbH	Bad Homburg v. d. Höhe, Germany
Fresenius Medical Care US Vermögensverwaltungs GmbH & Co. KG	Bad Homburg v. d. Höhe, Germany
Fresenius Medical Care US Zwei Vermögensverwaltungs GmbH & Co. KG	Bad Homburg v. d. Höhe, Germany
Fresenius Medical Care Ventures GmbH	Bad Homburg v. d. Höhe, Germany
Haas Medizintechnik GmbH	Beelitz, Germany
Medizinisches Versorgungszentrum Berchtesgaden GmbH	Berchtesgaden, Germany
MVZ Gelsenkirchen-Buer GmbH	Gelsenkirchen, Germany
Nephrocare Ahrensburg GmbH	Ahrensburg, Germany
Nephrocare Augsburg GmbH	Augsburg, Germany
Nephrocare Berlin-Weißensee GmbH	Berlin, Germany
Nephrocare Betzdorf GmbH	Betzdorf, Germany
Nephrocare Bielefeld GmbH	Bielefeld, Germany
Nephrocare Buchholz GmbH	Buchholz, Germany
Nephrocare Daun GmbH	Daun, Germany
Nephrocare Deutschland GmbH	Bad Homburg v. d. Höhe, Germany
Nephrocare Döbeln GmbH	Döbeln, Germany
Nephrocare Dortmund, GmbH	Dortmund, Germany
Nephrocare Friedberg GmbH	Friedberg, Germany
Nephrocare Grevenbroich GmbH	Grevenbroich, Germany
Nephrocare Hagen GmbH	Hagen, Germany
Nephrocare Hamburg-Altona GmbH	Hamburg, Germany
Nephrocare Hamburg-Barmbek GmbH	Hamburg, Germany
Nephrocare Hamburg-Süderelbe GmbH	Hamburg, Germany
Nephrocare Ingolstadt GmbH	Ingolstadt, Germany
Nephrocare Kaufering GmbH	Kaufering, Germany
Nephrocare Krefeld GmbH	Krefeld, Germany
Nephrocare Lahr GmbH	Lahr, Germany
Nephrocare Leverkusen GmbH	Leverkusen, Germany
Nephrocare Ludwigshafen GmbH	Ludwigshafen am Rhein, Germany
Nephrocare Mannheim GmbH	Mannheim, Germany
Nephrocare Mönchengladbach GmbH	Mönchengladbach, Germany
Nephrocare Mühlhausen GmbH	Mühlhausen, Germany
Nephrocare München-Ost GmbH	Munich, Germany
Nephrocare Münster GmbH	Münster, Germany
Nephrocare Oberhausen GmbH	Oberhausen, Germany
Nephrocare Papenburg GmbH	Papenburg, Germany
Nephrocare Pirmasens GmbH	Pirmasens, Germany
Nephrocare Püttlingen GmbH	Püttlingen, Germany
Nephrocare Recklinghausen GmbH	Recklinghausen, Germany
Nephrocare Rostock GmbH	Rostock, Germany
Nephrocare Salzgitter GmbH	Salzgitter, Germany
Nephrocare Schrobenhausen GmbH	Schrobenhausen, Germany
Nephrocare Starnberg GmbH	Starnberg, Germany
Nephrocare Wetzlar GmbH	Wetzlar, Germany
Nephrocare Witten GmbH	Witten, Germany
Nephrologisch-Internistische Versorgung Ingolstadt GmbH	Ingolstadt, Germany
Nova Med GmbH Vertriebsgesellschaft für medizinischtechnische Geräte und Verbrauchsartikel	Bad Homburg v. d. Höhe, Germany
VIVONIC GmbH	Sailauf, Germany
Zentrum für Nieren- und Hochdruckkrankheiten Bensheim GmbH	Bensheim, Germany

b) Cash and cash equivalents

Cash and cash equivalents comprise cash funds and all short-term investments with original maturities of up to three months. Short-term investments are highly liquid and readily convertible into known amounts of cash. The risk of changes in value is insignificant.

c) Trade accounts and other receivables

Trade accounts and other receivables are posted at the nominal value less individual allowances for doubtful accounts. For information regarding allowance for doubtful accounts see note 2 c).

d) Inventories

Inventories are stated at the lower of cost (determined by using the average or first-in, first-out method) or net realizable value (see note 8). Costs included in inventories are based on invoiced costs and/or production costs as applicable. Included in production costs are material, direct labor and production overhead, including depreciation charges.

e) Property, plant and equipment

Property, plant, and equipment are stated at cost less accumulated depreciation (see note 10). Maintenance and repair costs (day-to-day servicing) are expensed as incurred. The Company recognizes in the carrying amount of an item of property, plant and equipment the cost of replacing parts and major inspections if it is probable that the future economic benefits associated with the item will flow to the Company and the cost can be measured reliably. Property and equipment under capital leases are stated at the present value of future minimum lease payments at the inception of the lease, less accumulated depreciation. Depreciation on property, plant and equipment is calculated using the straight-line method over the estimated useful lives of the assets ranging from 4 to 50 years for buildings and improvements with a weighted average life of 14 years and 3 to 19 years for machinery and equipment with a weighted average life of 11 years. Equipment held under capital leases and leasehold improvements are amortized using the straight-line method over the shorter of the lease term or the estimated useful life of the asset. Internal use platform software that is integral to the computer equipment it supports is included in property, plant and equipment.

f) Intangible assets and goodwill

Intangible assets such as non-compete agreements, technology, distribution rights, patents, licenses to treat, licenses to manufacture, distribute and sell pharmaceutical drugs, exclusive contracts and exclusive licenses, trade names, management contracts, application software, acute care agreements, customer relationships and lease agreements are recognized and reported apart from goodwill (see note 11). Patient relationships however are not reported as separate intangible assets due to the missing contractual basis but are part of goodwill.

Goodwill and identifiable intangibles with indefinite useful lives are not amortized but tested for impairment annually or when an event becomes known that could trigger an impairment. The Company identified trade names and certain qualified management contracts as intangible assets with indefinite useful lives because, there is no foreseeable limit to the period over which those assets are expected to generate net cash inflows for the Company.

Intangible assets with finite useful lives are amortized over their respective useful lives to their residual values. The Company amortizes non-compete agreements over their useful life which on average is 8 years. Technology is amortized over its useful life of 16 years. Internally developed intangibles are amortized on a straight-line basis over a useful life of 9 years. Licenses to manufacture, distribute and sell pharmaceutical drugs, exclusive contracts and exclusive licenses are amortized over their useful life which on average is 11 years. Customer relationships are amortized over their useful life of 9 years. All other intangible assets are amortized over their weighted average useful lives of 7 years. The weighted average useful life of all amortizable intangible assets is 9 years. Intangible assets with finite useful lives are evaluated for impairment when events have occurred that may give rise to an impairment (see note 1 n).

To perform the annual impairment test of goodwill, the Company identified its groups of cash generating units (CGUs) and determined their carrying value by assigning the assets and liabilities, including the existing goodwill and intangible assets, to those CGUs. CGUs reflect the lowest level on which goodwill is monitored for internal management purposes.

One CGU was identified in the North America Segment, in the EMEA Segment, in the Asia-Pacific Segment and in the Latin America Segment. For the purpose of goodwill impairment testing, all corporate assets and liabilities are allocated to the CGUs. At least once a year, the Company compares the recoverable amount of each CGU to the CGU’s carrying amount. The recoverable amount (value in use) of a CGU is determined using a discounted cash flow approach based upon the cash flow expected to be generated by the CGU. In case that the value in use of the CGU is less than its carrying amount, the difference is at first recorded as an impairment of the carrying amount of the goodwill.

To evaluate the recoverability of intangible assets with indefinite useful lives, the Company compares the fair values of intangible assets with their carrying values. An intangible asset’s fair value is determined using a discounted cash flow approach or other methods, if appropriate.

For further information see note 2 a).

g) Financial instruments

Effective January 1, 2018, the Company classifies its financial instruments in accordance with IFRS 9 in the following measurement categories: at amortized cost, at fair value through profit and loss (“FVPL”) and at fair value through other comprehensive income (“FVOCI”).

Financial assets are classified depending on the business model in which the financial assets are held and the contractual terms of the cash flows. Financial assets are only reclassified when the business model for managing those assets changes. During the reporting period no financial instruments were reclassified. Purchases and sales of financial assets are accounted for on the trading day. The Company does not make use of the fair value option, which allows financial liabilities to be classified at FVPL upon initial recognition. At initial recognition financial asset and financial liabilities are measured at fair value. Subsequent measurement is either at cost, FVPL or FVOCI.

In general, financial liabilities are classified and subsequently measured at amortized cost, with the exception of contingent considerations resulting from a business combination, noncontrolling interests subject to put provisions as well as derivative financial liabilities.

Investments in equity instruments are recognized and subsequently measured at fair value. The Company’s equity investments are not held for trading. In general, changes in the fair value of equity investments are recognized in the income statement. However, at initial recognition the Company elected, on an instrument-by-instrument basis, to represent subsequent changes in the fair value of individual strategic equity investments in other comprehensive income (loss) (“OCI”).

The Company invested in several debt securities, with the objective to achieve both collecting contractual cash flows and selling the financial assets. All debt securities are consequently measured at fair value. Some of these securities give rise on specified dates to cash flows that are solely payments of principle and interest. These securities are subsequently measured at FVOCI. Other securities are measured at FVPL.

The Company, as option writer on behalf of existing put options, can be obligated to purchase the noncontrolling interests held by third parties. The obligations are in the form of put provisions and are exercisable at the third-party owners’ discretion within specified periods as outlined in each specific put provision. If these put provisions were exercised, the Company would be required to purchase all or part of third-party owners’ noncontrolling interests at the appraised fair value at the time of exercise. The initial recognition and subsequent measurement is recognized in equity. For further information related to the estimation of these fair values, see note 23.

Derivative financial instruments which primarily include foreign currency forward contracts and interest rate swaps are recognized as assets or liabilities at fair value in the balance sheet (see note 23). From time to time, the Company may enter into other types of derivative instruments which are dealt with on a transaction by transaction basis.

Changes in the fair value of derivative financial instruments classified as cash flow hedges are recognized in accumulated OCI (“AOCI”) in shareholders’ equity. The Company only designated the change in fair value of the spot element of foreign exchange forward contracts as the hedging instrument in cash flow hedging relationships. The forward elements are separately accounted for as cost of hedging in a separate component within AOCI. The ineffective portion of cash flow hedge is recognized in the income statement. The change in fair value of derivatives that do not qualify for hedge accounting is recorded in the income statement and usually offsets the changes in value recorded in the income statement for the underlying asset or liability.

Derivatives embedded in host contracts are accounted for as separate derivatives if their economic characteristics and risks are not closely related to those of the host contracts. These embedded derivatives are measured at fair value with changes in fair value recognized in the income statement.

Before January 1, 2018 the following categories according to IAS 39, Financial Instruments: Recognition and Measurement (“IAS 39”) were relevant for the Company: loans and receivables, financial liabilities measured at amortized cost, available for sale financial assets as well as financial assets/liabilities measured at fair value through profit or loss. All other categories were immaterial or not existing.

The Company regularly reviewed if objective substantial evidence occurred that would indicate an impairment of a financial asset or a portfolio of financial assets. After testing the recoverability of these assets, a possible impairment loss was recorded in the consolidated statement of income. Gains and losses of available for sale financial assets were recognized in AOCI in shareholders’ equity until the financial asset was disposed of or if it was considered to be impaired. In these cases the accumulated net loss recorded in AOCI was transferred to the income statement.

Changes in the fair value of derivative financial instruments classified as fair value hedges and in the corresponding underlying assets and liabilities were recognized periodically in earnings, while the effective portion of changes in fair value of derivative financial instruments classified as cash flow hedges were recognized in AOCI in shareholders’ equity. All amounts recorded in AOCI were subsequently reclassified and recorded in the consolidated statement of income.

h) Impairment of financial assets

The impairment of financial assets is based on the expected credit loss approach, as introduced by IFRS 9. Prior to the introduction of IFRS 9, the incurred loss model of IAS 39 required the recognition of an allowance once a loss event occurred. An additional allowance was recorded based on individual country risk for receivables overdue by more than one year. IFRS 9 replaces the incurred loss model under IAS 39 with an expected credit loss approach.

The expected credit loss approach requires that all impacted financial assets will carry a loss allowance based on their expected credit losses. Expected credit losses are a probability-weighted estimate of credit losses over the contractual life of the financial assets. This model comprises a three-stage approach. Upon recognition, the Company shall recognize losses that are expected within the next 12 months. If credit risk deteriorates significantly, from that time, impairment losses shall amount to lifetime expected losses. When assessing for significant increases in credit risk, the Company shall compare the risk of a default occurring on the financial instrument at the reporting date with the risk of a default occurring on the financial instrument at the date of initial recognition. The Company should consider reasonable and supportable information including historic loss rates, present developments such as liquidity issues and information about future economic conditions, to ensure foreseeable changes in the customer-specific or macroeconomic environment are considered. Separately, there is the rebuttable presumption, that the credit risk has increased significantly since the initial recognition when contractual payments are overdue by more than 30 days.

In case of objective evidence of impairment there is an assignment to stage 3. The assignment of a financial asset to stage 3 should rely on qualitative knowledge on the customers’ unfavorable financial position (for example bankruptcy, lawsuits with private or public payers), or quantitative criteria, based on an individual maturity analysis. Independently, there is an assignment to stage 3, if the contractual payments are overdue by more than 360 days. When a counterpart defaults, all financial assets against this counterpart are considered impaired. The definition of default is mainly based on payment practices specific to individual regions and businesses.

The Company recognizes a loss allowance for expected credit losses on financial assets measured at amortized cost, contract assets and lease receivables as well as in investments in debt securities measured at fair value through other comprehensive income. The financial assets mainly comprise trade accounts and other receivables as well as cash and cash equivalents. The amount of expected credit losses is updated at each reporting date to reflect changes in credit risk since initial recognition of the respective instrument. Financial assets whose expected credit loss is not assessed individually are grouped on the basis of geographical regions and the impairment is generally assessed on the basis of macroeconomic indicators such as credit default swaps.

For trade accounts receivable, the Company uses the simplified method which requires recognizing lifetime expected credit losses at inception. However, expected credit losses on cash and cash equivalents are measured according to the general method which is based on 12-month expected credit losses. Due to the short maturity term of the financial instruments this corresponds with the lifetime expected loss.

Based on the external credit ratings of the counterparties the Company considers that its cash and cash equivalents have a low credit risk.

i) Foreign currency translation

For purposes of these consolidated financial statements, the euro is the reporting currency. The requirement to report in euro arises from Section 315e and Section 244 HGB. Substantially all assets and liabilities of foreign subsidiaries, that use a functional currency other than the euro, are translated at year-end exchange rates, while revenues and expenses are translated at average exchange rates. Adjustments for foreign currency translation fluctuations are excluded from net earnings and are reported in AOCI. In addition, the translation adjustments of certain intercompany borrowings, which are of a long-term nature, are reported in AOCI.

The exchange rates of the U.S. dollar affecting foreign currency translation developed as follows:

Exchange rates
	December 31, 2018	December 31, 2017	2018	2017	2016

	spot exchange rate in €	spot exchange rate in €	average exchange rate in €	average exchange rate in €	average exchange rate in €

1 U.S. dollar	0,87336	0,83382	0,84678	0,88519	0,90342

j) Revenue recognition

The Company has adopted IFRS 15 as issued in May 2014, which resulted in changes in accounting policies. In accordance with the transition provisions in IFRS 15 the new rules have been adopted only to those contracts that are not considered completed contracts as of January 1, 2018 following the cumulative effect method with no restatement of the comparative periods presented.

For both health care services revenue and health care products revenue, patients, third party payors and customers are billed at our standard rates net of contractual allowances, discounts or rebates to reflect the estimated amounts to be receivable from these payors.

Health care services

Health care services revenue, other than the hospitalist and insurance revenues discussed below, are recognized on the date the patient receives treatment and includes amounts related to certain services, products and supplies utilized in providing such treatment. The patient is obligated to pay for health care services at amounts estimated to be receivable based upon the Company’s standard rates or at rates determined under reimbursement arrangements. In the U.S., these arrangements are generally with third party payors, such as Medicare, Medicaid or commercial insurers. Outside the U.S., the reimbursement is usually made through national or local government programs with reimbursement rates established by statute or regulation.

In the U.S., hospitalist revenues are reported at the estimated net realizable amount from third-party payors, client hospitals, and others at the time services are provided. Third-party payors include federal and state agencies (under the Medicare and Medicaid programs), managed care health plans, and commercial insurance companies. Inpatient acute care services rendered to Medicare and Medicaid program beneficiaries are paid according to a fee-for-service schedule. These rates vary according to a patient classification system that is based on clinical, diagnostic and other factors. Inpatient acute services generated through payment arrangements with managed care health plans and commercial insurance companies are recorded on an accrual basis in the period in which services are provided at established rates.

For services performed for patients where the collection of the billed amount or a portion of the billed amount cannot be determined at the time services are performed the Company concludes that the consideration is variable (“implicit price concession”) and records the difference between the billed amount and the amount estimated to be collectible as a reduction to health care services revenue, whereas prior to the adoption of IFRS 15 it was recorded as part of selling, general and administrative expenses as an allowance for doubtful accounts. Implicit price concessions include such items as amounts due from patients without adequate insurance coverage, patient co-payment and deductible amounts due from patients with health care coverage. The Company determines implicit price concessions primarily upon past collection history.

In the U.S., the Company generates revenue from insurance contracts in accordance with IFRS 4, Insurance Contracts (“IFRS 4”). Insurance premium revenue is recognized as earned each month and risk adjustments are offset against revenue. In the U.S the Company provides Medicare Advantage ESRD Chronic Conditions Special Needs Plan products. These are Medicare Advantage health plans offered by the Company that contract with the Centers for Medicare and Medicaid Services (“CMS”) to provide patients with Medicare benefits and receive capitated payments from CMS. Furthermore, the Company has also entered into sub-capitation and other shared savings arrangements with certain payors.

Revenue from insurance contracts is disclosed as part of “Other revenue” separately from “Revenue from contracts with customers” in the notes to the consolidated financial statements.

Health care products

In the health care product business, major revenues are generated from the sale of dialysis machines and water treatment systems, disposable products and maintenance agreements for the Company´s health care products. Revenues from the sale of dialysis machines and water treatment system are typically recognized upon installation and provision of the necessary technical instructions as only thereafter the customer obtains control of the medical device whereas prior to the adoption of IFRS 15 revenues were recorded upon transfer of title to the customer, either at the time of shipment, upon receipt or upon any other terms that clearly define passage of title. A small portion of the Company´s revenue is recognized from sales of dialysis machines to distributors. When the distributor is the principal in the contract, the revenue allocated to the machine will be recognized upon transfer of title to the distributor. In case the Company is committed to perform the installation, revenue allocated to the installation would be recorded separately upon installation of the machine at the end-customers’ premises. In case the distributor is only an agent in the contract, revenue for sale of the machine would be recorded upon installation.

Under consignment arrangements revenue is recognized upon withdrawal of the products by the customer.

Maintenance is provided over time, and as such revenue is typically recognized on a straight-line basis.

All other dialysis and non-dialysis product revenues are recognized upon transfer of title to the customer. Product revenues are normally based upon pre-determined rates that are established by contractual arrangement.

A portion of dialysis product revenues is generated from arrangements which give the customer, typically a healthcare provider, the right to use dialysis machines. In the same contract the customer agrees to purchase the related treatment disposables at a price marked up from the standard price list. If the right to use the machine is conveyed through an operating lease and the customer agrees to purchase a minimum number of related treatment disposables, FMC-AG & Co. KGaA does not recognize revenue upon delivery of the dialysis machine but recognizes revenue on the sale of disposables upon transfer of control with revenue for the use of dialysis machines recognized straight-line over the term of the lease contract. When there is no such agreement that the customer purchases a minimum number of related treatment disposables, revenue is recognized only on the sale of disposables unless the timing of the first purchase order of related treatment disposables justifies a combination of contracts according to IFRS 15.

If the lease of the machines is a finance lease, ownership of the dialysis machine is transferred to the user upon installation of the dialysis machine at the customer site. In this type of contract, revenue is recognized in accordance with the accounting principles for finance leases.

IFRS 15 specifically excludes leases from the scope of the revenue standard. Therefore, the transaction price is allocated in accordance with IFRS 15, and revenue is recognized separately for the lease and the non-lease components of the contract in accordance with IAS 17.

Revenue from lease contracts is disclosed as part of “Other revenue” separately from “Revenue from contracts with customers” in the notes to the consolidated financial statements.

k) Capitalized interest

The Company includes capitalized interest as part of the cost of the asset if it is directly attributable to the acquisition, construction or manufacture of qualifying assets. For the fiscal years 2018, 2017 and 2016, interest of €5,724, €4,758 and €4,475, based on an average interest rate of 4.03%, 4.19% and 4.64%, respectively, was recognized as a component of the cost of assets.

l) Research and development expenses

Research is the original and planned investigation undertaken with the prospect of gaining new scientific or technical knowledge. Development is the technical and commercial implementation of research results and takes place before the start of commercial production or use. Research costs are expensed as incurred. Development costs that fully meet the criteria for the recognition of an intangible asset set out in IAS 38, Intangible Assets (“IAS 38”) are capitalized as intangible asset.

m) Income taxes

Current taxes are calculated based on the profit (loss) of the fiscal year and in accordance with local tax rules of the respective tax jurisdictions. Expected and executed additional tax payments and tax refunds for prior years are also taken into account.

Deferred tax assets and liabilities are recognized for the future tax consequences attributable to temporary differences between the single entity’s financial statement carrying amounts of existing assets and liabilities and their respective tax basis, tax credits and tax loss carryforwards which are probable to be utilized. Deferred tax assets and liabilities are measured at the tax rates that are expected to apply to the period when the asset is realized or the liability is settled, based on tax rates that have been enacted or substantially enacted by the end of the reporting period. A change in tax rate for the calculation of deferred tax assets and liabilities is recognized in the period the new laws are enacted or substantively enacted. The effects of the adjustment are generally recognized in the income statement. The effects of the adjustment are recognized in equity, if the temporary differences are related to items directly recognized in equity.

Deferred tax liabilities are not recognized if they arise from the initial recognition of goodwill. In addition, deferred tax assets and liabilities are not recognized if they arise from the initial recognition of an asset or a liability in a transaction other than a business combination that at the time of the transaction affects neither accounting profit nor taxable profit or loss.

The carrying amount of a deferred tax asset is reviewed at each balance sheet date. A deferred tax asset is recognized to the extent that the utilization of parts or all of it is probable because sufficient taxable profit will be available (see note 4 h). The determination of future taxable income is based on assumptions on future market conditions and future profits of FMC-AG & Co. KGaA and considers all currently available information as well as the level of historical taxable income. In addition, the determination of the recoverable amount of deferred tax assets considers implemented tax strategies.

The Company recognizes assets and liabilities for uncertain tax treatments to the extent it is probable the tax will be recovered or that the tax will be payable, respectively.

In North America and Germany, interest and penalties related to income taxes, including uncertain tax treatments, do not meet the definition of income taxes, and therefore are accounted for under IAS 37. All other jurisdictions account for interest and penalties related to income taxes in accordance with local tax rules of the respective tax jurisdiction either under IAS 37 or as income tax expense under IAS 12.

n) Impairment

The Company reviews the carrying amount of its property, plant and equipment, its intangible assets with definite useful lives as well as other non-current assets for impairment whenever events or changes in circumstances indicate that the carrying amount is higher than the asset’s net realizable value or its value in use in accordance with IAS 36, Impairment of Assets (“IAS 36”). The net realizable value of an asset is defined as its fair value less costs to sell. The value in use is the present value of future cash flows expected to be derived from the relevant asset. If it is not possible to estimate the future cash flows from the individual assets, impairment is tested on the basis of the future cash flows of the corresponding CGUs.

Impairment losses, except impairment losses recognized on goodwill, are reversed up to the amount of the amortised acquisition cost, as soon as the reasons for impairment no longer exist.

Long-lived assets to be disposed of by sale are reported at the lower of carrying value or fair value less cost to sell and depreciation is ceased. Long-lived assets to be disposed of other than by sale are considered to be held and used until disposal.

o) Debt issuance costs

Debt issuance costs related to a recognized debt liability are presented on the balance sheet as a direct deduction from the carrying amount of that debt liability. These costs are amortized over the term of the related obligation (see note 14).

p) Self-insurance programs

See note 2 d).

q) Concentration of risk

The Company is engaged in the manufacture and sale of products for all forms of kidney dialysis, principally to healthcare providers throughout the world, and in providing kidney dialysis treatment. The Company also provides additional health care services under Care Coordination. The Company performs ongoing evaluations of its customers' financial condition and, generally, requires no collateral.

Revenues which were earned and subject to regulations under Medicare and Medicaid, governmental healthcare programs administered by the United States government, were approximately 33%, 34%, and 33% of the Company's worldwide revenues in 2018, 2017 and 2016, respectively.

See note 2 c) for concentration risks of debtors or group of debtors as well as note 8 for discussion of suppliers with long-term purchase commitments.

r) Legal contingencies

See note 2 b).

s) Other provisions

In accordance with IAS 12 and IAS 37, accruals for taxes and other obligations are recognized when there is a present obligation to a third party arising from past events, it is probable that the obligation will be settled in the future and the required amount can be reliably estimated. Provisions by their nature are more uncertain than most other items in the statement of financial position.

Tax accruals include obligations for the current year and for prior periods.

Non-current provisions with a remaining period of more than one year are discounted to the present value of the expenditures expected to settle the obligation.

t) Earnings per share

Basic earnings per share is calculated in accordance with IAS 33, Earnings per Share (“IAS 33”). Basic earnings per share is calculated by dividing net income attributable to shareholders by the weighted average number of shares outstanding during the year. Diluted earnings per share include the effect of all potentially dilutive instruments on shares that would have been outstanding during the years presented had the dilutive instruments been issued.

Equity-settled awards granted under the Company’s stock incentive plans (see note 20), are potentially dilutive equity instruments.

u) Treasury stock

The Company may, from time to time, acquire its own shares (“Treasury Stock”) as approved by its shareholders. The acquisition, sale or retirement of its Treasury Stock is recorded separately in equity. For the calculation of basic earnings per share, treasury stock is not considered outstanding and is therefore deducted from the number of shares outstanding with the value of such Treasury Stock shown as a reduction of the Company’s equity.

v) Employee benefit plans

Pension obligations for post-employment benefits are measured in accordance with IAS 19 (revised 2011), Employee Benefits (“IAS 19”), using the projected unit credit method, taking into account future salary and trends for pension increase.

The Company uses December 31 as the measurement date when measuring the funded status of all plans.

For the Company’s funded benefit plans the defined benefit obligation is offset against the fair value of plan assets (funded status). A pension liability is recognized in the consolidated balance sheet if the defined benefit obligation exceeds the fair value of plan assets. A pension asset is recognized (and reported under “Other non-current assets” in the consolidated balance sheet) if the fair value of plan assets exceeds the defined benefit obligation and if the Company has a right of reimbursement against the fund or a right to reduce future payments to the fund.

Net interest costs are calculated by multiplying the benefit obligation (fair value of plan assets) at beginning of the year with the discount rate utilized in determining the benefit obligation.

Remeasurements include actuarial gains and losses resulting from the evaluation of the defined benefit obligation as well as from the difference between actual investment returns and the return implied by the net interest cost. In the event of a surplus for a defined benefit pension plan remeasurements can also contain the effect from asset ceiling, as far as this effect is not included in net interest costs.

Remeasurements are recognized in AOCI completely. It is not allowed to reclassify the remeasurements in subsequent periods. Components of net periodic benefit cost are recognized in profit and loss of the period.

w) Share-based plans

The grant date fair value of stock options and convertible equity instruments that are settled by delivering equity-instruments granted to the Management Board and executive employees of the Group entities by FMC-AG & Co. KGaA is measured in accordance with IFRS 2, Share-based Payments (“IFRS 2”) using the binominal option pricing model and recognized as expense over the vesting period of the stock option plans. For certain exceptions a shorter vesting period may apply after which the stock options will not forfeit in any way. In such cases the vesting period is shortened accordingly.

The balance sheet date fair value of cash-settled phantom stocks granted to the Management Board and executive employees of the Company is calculated in accordance with IFRS 2 using the binominal option pricing model. The corresponding liability based on the balance sheet date fair value is accrued over the vesting period of the phantom stock plans. For certain exceptions a shorter vesting period may apply after which the phantom stocks will not forfeit in any way. In such cases the vesting period is shortened accordingly.

The balance sheet date fair value of cash-settled performance shares granted to the Management Board and executive employees of the Company is calculated using the Monte Carlo pricing model in accordance with IFRS 2. The corresponding liability based on the balance sheet date fair value is accrued over the vesting period of the performance share plan. For certain exceptions a shorter vesting period may apply after which the performance shares will not forfeit in any way. In such cases the vesting period is shortened accordingly.

x) Recent pronouncements

Recently implemented accounting pronouncements

The Company has prepared its consolidated financial statements at December 31, 2018 in conformity with IFRS that have to be applied for fiscal years beginning on January 1, 2018. In 2018, the Company applied the following new standard relevant for its business for the first time:

  IFRS 15
  IFRS 9

IFRS 15

The Company adopted IFRS 15, as issued in May 2014, with the effective date of January 1, 2018. While this standard applies to nearly all contracts with customers, the main exceptions are leases, financial instruments and insurance contracts. In accordance with the transition provisions in IFRS 15 the new rules were only adopted for those contracts that are not completed contracts as of January 1, 2018 following the cumulative effect method with no restatement of the comparative periods presented.

The major changes in the Company’s accounting policies resulting from the implementation of IFRS 15 are summarized below:

Health care services

For services performed for patients where the collection of the billed amount or a portion of the billed amount cannot be determined at the time services are performed, the Company concludes that the consideration is variable (“implicit price concession”) and records the difference between the billed amount and the amount estimated to be collectible as a reduction to health care services revenue, whereas prior to the adoption of IFRS 15 it was recorded as part of selling, general and administrative expenses as an allowance for doubtful accounts. Implicit price concessions include such items as amounts due from patients without adequate insurance coverage, patient co-payment and deductible amounts due from patients with health care coverage. The Company determines implicit price concessions primarily upon past collection history.

IFRS 15 requires the consideration of implicit price concessions when determining the transaction price which, through adoption, resulted in the implicit price concessions directly reducing revenue in the amount of €468,214 in 2018. Prior to the adoption of IFRS 15, implicit price concessions were included as part of selling, general and administrative expenses as an allowance for doubtful accounts in the amount of €486,140 in 2017. There is no effect on net income as the implicit price concessions are merely presented in different lines within the consolidated statements of income.

Health care products

In the health care product business, major revenues are generated from the sale of dialysis machines and water treatment systems, disposable products and maintenance agreements for the Company´s health care products. With the adoption of IFRS 15, revenues from the sale of dialysis machines and water treatment systems are typically recognized upon installation and provision of the necessary technical instructions as only thereafter does the customer obtain control of the medical device. Prior to the adoption of IFRS 15 revenues were recorded upon transfer of title to the customer, either at the time of shipment, upon receipt or upon any other terms that clearly define passage of title.

A portion of dialysis product revenues is generated from arrangements which give the customer, typically a health care provider, the right to use dialysis machines. IFRS 15 specifically excludes leases from the scope of the revenue standard. As a result, the transaction price is allocated in accordance with IFRS 15, and revenue is recognized separately for the lease and the non-lease components of the contract in accordance with IAS 17.

As of December 31, 2018, there are no contract assets and an immaterial amount of contract liabilities resulting from the implementation of IFRS 15. Contract liabilities are shown in the consolidated balance sheet in line item “Current provisions and other current liabilities”.

See note 1 j) for more information on revenue recognition.

IFRS 9

The Company has adopted IFRS 9, with the effective date of January 1, 2018. IFRS 9 was issued in July 2014 and mainly replaced IAS 39. Additionally, the Company has adopted the related amendments to IFRS 7, Financial instruments: disclosures (“IFRS 7”).

The major changes in the Company’s accounting policies resulting from the implementation of IFRS 9 are summarised below:

Classification and measurement of financial assets and financial liabilities

IFRS 9 defined the following three categories for financial assets: measured at amortized cost, measured at FVOCI and measured at FVPL. The classification depends on the business model that the financial assets are managed in and the contractual terms of the cash flows of the financial assets. IFRS 9 eliminated the following categories that were applicable for the Company under IAS 39: loans and receivables and available for sale financial assets.

The requirements for the classification and measurement of financial liabilities have not changed significantly. Consequently, the implementation of IFRS 9 does not have a material impact on the Company’s accounting policies for financial liabilities. See note 1 g) for more information on financial assets and financial liabilities.

Impairment of financial assets

Under the incurred loss model of IAS 39, an allowance was recorded once a loss event occurred. An additional allowance was recorded based on individual country risk for receivables overdue by more than one year. IFRS 9 replaces the incurred loss model under IAS 39 with an expected credit loss approach. Under IFRS 9, generally all impacted financial assets will carry a loss allowance based on their expected credit losses. See Note 1 h) for more information on the expected credit loss approach.

Hedge accounting

The Company implemented the IFRS 9 hedge accounting model. The new model allows for improved alignment of hedge accounting with risk management strategies and objectives. The Company applies cash flow hedge accounting mainly for the purpose of hedging forecasted transactions relating to inventory purchases and sales. To hedge the resulting foreign currency exposure, the Company generally enters into foreign exchange forward contracts. With the application of IFRS 9, only the effective fair value changes of the spot component of these contracts are designated as hedging instruments and accounted for in OCI. Forward points are recognized and accumulated in a separate component within OCI. Under IAS 39, the fair value changes of both the spot and forward component were designated as hedging instrument, and recognized in AOCI. Under IAS 39 accumulated amounts related to cash flow hedges were reclassified to profit or loss in the same period as the hedged forecasted transaction affected profit or loss. Under IFRS 9, accumulated amounts in OCI for cash flow hedges of foreign exchange risk in relation to hedged forecasted product purchases from third party are directly included in the initial cost of the asset when it is recognized.

Recent accounting pronouncements not yet adopted

The IASB issued the following new standards which are relevant for the Company:

  IFRS 16, Leases (“IFRS 16”)
  IFRS 17, Insurance Contracts (“IFRS 17”)

IFRS 16

In January 2016, the IASB issued IFRS 16, which supersedes the current standard on lease-accounting, IAS 17, as well as the interpretations IFRIC 4, Determining whether an arrangement contains a lease, Standing Interpretations Committee (“SIC”)-15, Operating leases - incentives and SIC-27, Evaluating the substance of transactions in the legal form of a lease. IFRS 16 significantly changes lessee accounting. For almost all leases, a lessee is required to recognize a right-of-use asset representing its right to use the underlying leased asset and a lease liability representing its obligation to make lease payments. Only leases with a total maximum term of twelve months (short-term leases) and leases for underlying assets of low-value are exempted from balance sheet recognition. Depreciation of the right-of-use asset and interest on the lease liability must be recognized in the income statement for every lease contract. Therefore, straight-line rental expenses will no longer be shown for the vast majority of the leases. The lessor accounting requirements in IAS 17 are substantially carried forward. The standard is effective for fiscal years beginning on or after January 1, 2019. Earlier application is permitted for entities that have also adopted IFRS 15. The Company decided that IFRS 16 will not be adopted early. The Company expects a balance sheet extension due to the on-balance-sheet recognition of right of use assets and liabilities for agreed lease payment obligations, currently classified as operating leases, resulting in particular from leased clinics and buildings.

Based on an analysis conducted as part of the group-wide project on initial application, applying the options and exemptions detailed below, the Company expects that as of January 1, 2019 right-of-use assets of approximately €4,200,000 and additional lease liabilities of approximately €4,500,000 will be presented on the consolidated balance sheet. The company expects an improvement of approximately €130.000 in operating income excluding effects related to changes in the accounting treatment of sale-leaseback transactions.

The Company also expects that its net leverage ratio (debt less cash and cash equivalents (net debt) as compared to EBITDA, adjusted for acquisitions and divestitures made during the year with a purchase price above a €50,000 threshold as defined in the Amended 2012 Credit Agreement and non-cash charges) as of January 1, 2019 will increase by about approximately 0.8.

The change in presentation of the repayment component of operate lease payments will result in a corresponding improvement of cash flows from operating activities and a decline in cash flows from financing activities.

The Company applies the modified retrospective method in accordance with IFRS 16 as the transition method. Accordingly, the cumulative effect from first-time application is recognized in the opening balance of retained earnings as of January 1, 2019 without adjustments to the comparative information of the previous period. In the application of the modified retrospective method, the carrying amount of the lease liability at the date of the initial application is determined by discounting the remaining lease payments of lease agreements that were classified as operating leases under IAS 17 using the incremental borrowing rate at date of initial application. Furthermore, right-of-use assets are to be recognized. In the application of the modified retrospective method, the carrying amount of the right-of-use asset equals the carrying amount of the lease liability (adjusted for any prepaid or accrued lease payments). For a part of the existing contracts, the Company recognizes the right-of-use asset with its carrying amount assuming the new standard had been applied since the commencement date of the lease discounted using its incremental borrowing rate at the date of initial application.

Regarding the options and exemptions available upon the initial application of IFRS 16 the Company adopted the following approach:

  IFRS 16 is only applied to contracts that were previously identified as leases under IAS 17 and IFRIC 4.
  Recognition, valuation and disclosure principles of IFRS 16 are not applied to lease contracts with a lease term ending in less than 12 months from the date of the initial application. The respective lease contracts are accounted for as if they were short term leases and recognized as an expense accordingly.
  Material initial direct costs are included in the measurement of a right-of-use asset with the carrying amount assuming the new standard was applied since the commencement date of the lease.
  Upon initial recognition no impairment review is performed. The right-of-use assets are adjusted for onerous contract provisions, recognized on the consolidated balance sheet immediately before the date of initial application.

Right-of-use assets from lease contracts are classified in accordance with the group’s classification of property, plant and equipment:

  Right-of-use assets: Land
  Right-of-use assets: Buildings and improvements
  Right-of-use assets: Machinery and equipment

In addition to the right-of-use asset categories above, prepayments on right-of-use assets are presented separately. Right-of-use assets from lease contracts and lease obligations are presented separately from property, plant and equipment and other financial debt in the consolidated balance sheet.

For lease contracts that include both lease and non-lease components that are not separable from lease components, no allocation is performed. Each lease component and any associated non-lease components are accounted for as a single lease.

IFRS 17

In May 2017, the IASB issued IFRS 17. IFRS 17 establishes principles for the recognition, measurement, presentation and disclosure related to the issuance of insurance contracts. IFRS 17 replaces IFRS 4, which was brought in as an interim standard in 2004. IFRS 4 permitted the use of national accounting standards for the accounting of insurance contracts under IFRS. As a result of the varied application for insurance contracts there was a lack of comparability among peer groups. IFRS 17 eliminates this diversity in practice by requiring all insurance contracts to be accounted for using current values. The frequent updates to the insurance values are expected to provide more useful information to users of financial statements. IFRS 17 is effective for fiscal years beginning on or after January 1, 2021. Earlier adoption is permitted for entities that have also adopted IFRS 9 and IFRS 15. The Company is evaluating the impact of IFRS 17 on the consolidated financial statements.

In the Company’s view, all other pronouncements issued by the IASB do not have a material impact on the consolidated financial statements, as expected.